SHARE BASED COMPENSATION - Stock Option Activity (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 CNY (¥) $ / shares shares	Dec. 31, 2023 CNY (¥) $ / shares shares	Dec. 31, 2022 CNY (¥) $ / shares shares	Dec. 31, 2025 CNY (¥) shares
Number of option outstanding
Beginning balance | shares	14,000	172,000	172,000
Exercise | shares		(158,000)
Ending balance | shares	14,000	14,000	172,000	172,000
Vested as of December 31, 2025 | shares					14,000
Vested and exercisable as of December 31, 2025 | shares					14,000
Weighted-Average Exercise Price
Beginning balance | $ / shares	$ 3.29	$ 3.96	$ 3.96
Exercise | $ / shares		3.29
Ending balance | $ / shares	3.29	$ 3.29	$ 3.96	$ 3.96
Vested as of December 31, 2025 | $ / shares	3.29
Vested and exercisable as of December 31, 2025 | $ / shares	$ 3.29
Weighted-Average Remaining Contractual Term
Balance	4 months 6 days	8 months 4 days	1 year 8 months 4 days	2 years 8 months 8 days
Vested as of December 31, 2025	4 months 6 days
Vested and exercisable as of December 31, 2025	4 months 6 days
Aggregate Intrinsic value
Balance | ¥		$ 296	$ 7,157	$ 8,305	¥ 310
Vested as of December 31, 2025 | ¥					310
Vested and exercisable as of December 31, 2025 | ¥					¥ 310